Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Total Bond ETF	Dec. 30, 2023
Fidelity Total Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(12.73%)
Past 5 years	0.78%
Since Inception	1.63%	[1]
Fidelity Total Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.78%)
Past 5 years	(0.40%)
Since Inception	0.42%	[1]
Fidelity Total Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.52%)
Past 5 years	0.15%
Since Inception	0.75%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.98%	[1]
LB091
Average Annual Return:
Past 1 year	(12.99%)
Past 5 years	0.18%
Since Inception	1.22%	[1]

[1]	AFrom October 6, 2014.